SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Management has performed a review of all events and transactions occurring after March 31, 2025 for items that would require adjustment to or disclosure in the accompanying condensed consolidated financial statements, noting no such items or transactions other than the following.

On April 25, 2025, the Company (“Coeptis” or the “Purchaser”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with CP Merger Sub Inc., a Wyoming corporation and wholly-owned subsidiary of Coeptis (“Merger Sub”), and Z Squared Inc., a Wyoming corporation (“Z Squared”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), (i) Merger Sub will merge with and into Z Squared (the “Merger”) and (ii) Coeptis will immediately prior to the Merger effect a spin out of its biotechnology operations (the “Spin Out” and, together with Merger and the other transactions contemplated by the Merger Agreement, the “Transactions”), with Z squared continuing as the surviving corporation in the Merger and becoming a wholly-owned subsidiary of Coeptis.

In the Merger, all shares of Z Squared common stock issued and outstanding immediately prior to the effective time of the Merger (other than those properly exercising any applicable dissenters rights under Wyoming law), will be converted into the right to receive a portion of the Merger Consideration (as defined below) and (ii) any other outstanding securities with the right to convert into or acquire equity securities of Z Squared will be terminated. At the Closing, Coeptis will change its name as mutually agreed upon by the Purchaser and Z Squared.

In connection with the Spin Out, all of Coeptis’ assets comprising its biotechnology business will be assigned and contributed prior to Closing to one or more Spin Out Subsidiaries, which will then spin out to Coeptis’ stockholders of record on the record date established for the Coeptis Special Meeting (as defined below).

The aggregate Merger Consideration received by Z Squared security holders from Coeptis at the Closing will be a number of shares of Purchaser Common Stock that represents at Closing the Applicable Percentage of Purchaser’s issued and outstanding shares of Purchaser Common Stock as calculated on a Fully-Diluted Basis.

On May 9, 2025, Yorkville elected to convert a portion of the outstanding principal balance of the YA Note-1 convertible promissory note. Yorkville converted $730,000, in the aggregate, of the principal balance into 98,899 shares of common stock at a weighted average purchase price of $7.67 per share.